Summary of detailed information about accounts payable and accrued liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Trade accounts payable	$ 594	$ 745
Accrued research and development costs		59
Accrued employee benefits	43	471
Payroll tax and other statutory liabilities		(13)
Other accrued liabilities	289	621
Payables and accrued liabilities	$ 926	$ 1,883